NATIONWIDE VARIABLE INSURANCE TRUST

NVIT CardinalSM Managed Growth Fund
NVIT CardinalSM Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund

Supplement dated November 15, 2016
to the Prospectus dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Prospectus is amended as follows:

1.	The information under the section entitled "Portfolio Managers" on pages 6, 11, 16 and 21 of the Prospectus is hereby deleted and replaced with the following:
Portfolio Manager	Title	Length of Service with Fund
Core Sleeve
Thomas R. Hickey Jr.	Head of Asset Strategies, NFA	Since 2013
Christopher C. Graham	Chief Investment Officer, NFA	Since 2016
Volatility Overlay
Frederick N. Gwin, CFA	Senior Investment Professional, NWAM	Since 2014
Chad W. Finefrock, CFA	Senior Investment Professional, NWAM	Since 2014

2.	The paragraph under the section entitled "Nationwide Fund Advisors" on page 33 of the Prospectus is hereby deleted and replaced with the following:

Thomas R. Hickey Jr. and Christopher C. Graham are the co-portfolio managers of each Fund's Core Sleeve and are jointly responsible for the day-to-day management of each Fund's Core Sleeve in accordance with (1) their respective target asset class allocations and (2) the allocations to each of their respective Underlying Funds. Mr. Hickey joined NFA in April 2001 and is currently Head of Asset Strategies at NFA. Since September 2007, Mr. Hickey has been the lead manager for all NFA asset allocation strategies.  Mr. Graham joined the Office of Investments at Nationwide Mutual Insurance Company ("Nationwide Mutual") in November 2004, serving primarily as a portfolio manager for a hedge fund and for Nationwide Mutual's proprietary general account.  In June 2016, Mr. Graham joined NFA as its Chief Investment Officer.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE